DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Sep. 30, 2019
Discontinued Operations and Disposal Groups [Abstract]
Results Of Operations Reclassified From Discontinued Operations [Table Text Block]

Results of operations reclassified from discontinued operations to continued operations for the fiscal years 2017:

Year Ended September 30,
2017
RMB
Revenues	871
Cost of revenues	(679)
Gross profit	192
Operating expenses
General and administrative	(1,188)
Total operating expenses, net	(1,188)
Impairment loss	(44,706)
Loss before income taxes	(45,702)

Net Loss	(45,702)

Disposal Groups, Including Discontinued Operations [Table Text Block]

Results of discontinued operations are summarized as follows:

Year ended
September 30,
2017
RMB
Revenues	234,952
Cost of revenues	(171,501)
Gross profit	63,451
Operating expenses
Selling and marketing	(21,149)
General and administrative	(16,414)
Research and development	(659)
Other income, net	360
Total operating expenses, net	(37,862)

Income from discontinued operations	25,589

Interest expense	(5,480)
Interest income	34
Impairment on plant and equipment and inventories	—
Income before income taxes from discontinued operations	20,143

Income tax expense from discontinued operations
Current	(1,281)
Deferred	—
Income tax expenses from discontinued operations	(1,281)

Loss on disposal of commercial seed business	(3,282)
Net income from discontinued operations	15,580
Less: Net income attributable to non-controlling interests	821
Net income from discontinued operations attributable to Origin Agritech Ltd.	14,759